Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the carrying amount of goodwill
Balance as of January 1		$ 39,018,058	$ 39,807,243	$ 40,563,075
Goodwill recognized upon acquisition (Note 3)		1,927,500
Impairment		(41,222,971)	0	0
Exchange rate translation		$ 277,413	(789,185)	(755,832)
Balance as of December 31			$ 39,018,058	$ 39,807,243
Percentage of decline in stock price (as a percent)	43.00%
Discount rate (as a percent)		16.00%
Terminal growth rate (as a percent)		3.00%